Commitments and Contingencies (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Commitments And Contingencies Details
2018	$ 70,431	$ 138,861
2019	143,318	143,318
2020	147,617	147,617
2021	152,046	152,046
Total	$ 513,412	$ 581,842